Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total revenue	$ 334,855		$ 172,276	$ 128,892
Trade receivables	$ 49,371		$ 37,468
Beijing Kunlun Tech [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	33.77%
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	13.10%	[1]	19.90%	19.90%	[2]
Total revenue	$ 16,687		$ 848		[2]
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Total revenue	2,210		4,369	$ 0
Trade receivables	$ 6,579		$ 4,369
Top of range [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)	3 years
Top of range [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)	5 years
Top of range [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill (Year)	15 years
Leasehold improvements [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)	6 years
Equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)	10 years
Furniture and Fixtures [member] | Top of range [member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment (Year)	5 years

[1]	Reflects the total ownership interest in OPay as of December 31, 2019, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The ownership interest reduced during 2019. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[2]	Period from November 1 to December 31, 2017.